Intangible Assets (Details) (Core Deposit Intangible Asset, USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Core Deposit Intangible Asset
Intangible assets
Gross Carrying Amount	$ 4,795	$ 4,795
Accumulated Amortization	(4,795)	(4,660)
Net Amount		$ 135	$ 543	$ 978